                     SEMIANNUAL REPORT  MAY 31, 2000

Prudential Government Securities Trust/
Money Market Series, Short-Intermediate Term Series, &
U.S. Treasury Money Market Series

FUND TYPE Money Market (Government Securities for Short-
Intermediate Term Series)

OBJECTIVE   Money Market Series: High current income,
preservation of capital, and
maintenance of liquidity. Short-Intermediate Term Series:
High level of income consistent with providing reasonable safety. U.S. Treasury Money Market Series: High current income consistent with the preservation of principal and liquidity.

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Money Market Series seeks high current income, preservation of capital, and maintenance of liquidity.
The Series invests in a diversified portfolio of money market securities maturing in 13 months or less that were issued or guaranteed by the U.S. government, its agencies, or instrumentalities. There can be no assurance that the Series will achieve its investment objective.

The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of capital and liquidity. The Series invests in a portfolio of U.S.
Treasury obligations with maturities of 13 months or less. The U.S. government guarantee applies only to the underlying securities of these Series, and not to the value of the Series' shares. There can be no assurance that the Series will achieve its investment objective.

Performance                                As of 5/31/00

Money Market
Series                   7-Day        Net Asset   Weighted Avg.   Net Assets
                     Current Yld.*   Value (NAV)   Mat. (WAM)     (Millions)
Class A                  5.42%          $1.00        55 Days        $542
Class Z                  5.54%          $1.00        55 Days        $ 30
iMoneyNet, Inc.
MFR's U.S.
Gov't & Agencies
Avg.**                   5.66%          $1.00        46 Days        N/A


U.S. Treasury
Money Market
Series
Class A                  5.01%          $1.00        58 Days        $303
Class Z                  5.13%          $1.00        58 Days        $  3
iMoneyNet, Inc. 100%
U.S. Treasuries Avg.**   5.23%          $1.00        61 Days        N/A

* Yields will fluctuate from time to time, and past performance is not indicative of future results.
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

** iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. MFR's U.S. Government & Agencies and 100% U.S. Treasuries Average categories as of May 30,
2000.

www.prudential.com           (800) 225-1852

Performance at a Glance

The Short-Intermediate Term Series seeks a high level of income consistent with providing reasonable safety. The
Series invests at least 65% of its total assets in U.S.
government securities, including U.S. Treasury bills, notes, bonds, and other debt securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. It is anticipated that the dollar-weighted average maturity of this Series will be more than two years, but less than five. There can be no assurance that the Series will achieve its investment objective.

Cumulative Total Returns1                  As of 5/31/00
Short-Int.
Term Series      Six     One     Five      Ten      Since
                Months   Year    Years    Years   Inception2
Class A         1.13%    2.56%   25.87%   82.40%    271.66%
Class Z         1.22     2.74     N/A      N/A       15.40
Lipper Short-
Intermediate
U.S. Gov't
Fund Avg.3      1.04     2.11    26.46    86.26      ***


Average Annual Total Returns1              As of 6/30/00
Short-Int.
Term Series      One     Five    Ten        Since
                 Year    Years   Years   Inception2
Class A          4.91%   4.81%   4.58%      6.15%
Class Z          5.04     N/A     N/A       4.95

Distributions and Yields1                  As of 5/31/00
Short-Int.
Term Series      Total Distributions     30-Day
                 Paid for Six Months   SEC Yield2
Class A               $0.23              5.77%
Class Z               $0.24              5.95

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
Lipper Inc. Shares of this Series are sold without an initial or contingent deferred sales charge. Class Z shares are not subject to distribution and service (12b-1) fees.

2 Inception dates: Class A, 9/22/82; Class Z, 2/26/97.

3 These are the average returns for all funds in each share class in the Lipper Short-Intermediate U.S. Gov't
Fund category for the six-month, one-, five-, and ten-year periods. The Lipper average is unmanaged. Short-
Intermediate U.S. Government funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, with dollar-weighted average maturities of one to five years.

*** Lipper Since Inception returns are 275.30% for Class
A and 15.19% for Class Z, based on all funds in each share class.

(LOGO)                                  July 17, 2000

Dear Shareholder,
Prudential Government Securities Trust offers three investment choices-two money market portfolios and a portfolio designed to provide higher yields by investing in short- and intermediate-term securities. The Money
Market Series and the U.S. Treasury Money Market Series maintained net asset values of $1 per share while taking advantage of attractive investment opportunities that emerged as the Federal Reserve increased short-term interest rates during our six-month review period ended
May 31, 2000.

The rise in short-term rates generally pushed yields on short- and intermediate-term bonds higher, which caused their prices to fall. As a result, the Short-Intermediate
Term Series posted very modest positive returns for our review period, as did its benchmark Lipper Average.

High-quality investments can help reduce risk
Having a conservative, high-quality investment alternative such as a money market fund generally made good sense for investors who were concerned about volatile conditions in the financial markets.

Indeed, investors may do well to consider allocating some of their assets to a money market fund as part of their overall investment strategy. For any of life's unexpected events, it is reassuring to have access to your money and an investment vehicle that may provide relative safety of principal and liquidity.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld, President

Prudential Government Securities Trust/Money Market Series
Prudential Government Securities Trust/U.S. Treasury
Money Market Series
Prudential Government Securities Trust/Short-Intermediate
Term Series

Prudential Government Securities Trust   Money Market Series

Semiannual Report   May 31, 2000

INVESTMENT ADVISER'S REPORT

MONEY MARKET SERIES
The six months ended May 31, 2000, were ripe with attractive opportunities to invest in money market securities. The Federal Reserve increased short-term interest rates three times, which pushed some money market yields to their highest levels in roughly five years. Our investment strategy enabled the Series to take advantage of this trend.

We increased the Series' exposure to federal agency securities whose interest rates adjusted either daily, weekly, or monthly.
As rates on these securities reset to higher levels, the Series' yields increased. Adjustable-rate securities accounted for more than 50% of the Series' total investments as of May 31, 2000.

The Fed boosted short-term rates in order to reduce U.S. economic growth and rein in inflation. Increased rates led to higher lending rates for consumers and businesses, which the Fed hoped would cool off the economy. The central bank raised the federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter of a percentage point in February and March, and by half of a percentage point in May. These moves lifted the key rate to 6.50%. The central bank also boosted the discount rate that member banks pay to borrow from the Federal Reserve system to 6.00%.

The changes in monetary policy had the greatest impact on shorter-term money market instruments. Securities maturing in six months often yielded nearly as much (and for a brief time, more) than securities due in one year.
Therefore, among fixed-rate money market securities, we primarily purchased three- to six-month securities because they offered the most attractive yields on a relative basis.

Prudential Government Securities Trust   U.S. Treasury
Money Market Series

Semiannual Report   May 31, 2000

INVESTMENT ADVISER'S REPORT

U.S. TREASURY MONEY MARKET SERIES
Cash flows in and out of U.S. Treasury money funds were volatile during the six-month period ended May 31, 2000, as is typical for this time of year. Shortly after the period began in December, cash flooded into this class of money funds as some investors carried out their year-end strategies for managing taxes. Other investors sought the safety of Treasuries amid concern that computers might malfunction when switching their internal dates from December 31, 1999, to January 1, 2000.

Accordingly, we purchased very short-term Treasuries as money flowed into the Series. Treasuries were very expensive during this time because there was strong demand for a limited supply of these securities. However, after the largely uneventful transition to Y2K, demand for Treasury bills faded, while the Series' assets declined to more normal levels as shareholders withdrew money because Y2K concerns proved to be unfounded. We raised money through our maturing
Treasuries and by selling some of our existing holdings in early January 2000 to satisfy shareholder redemptions.

Investors' attention turned to the Federal Reserve as the central bank increased short-term rates in February, March, and May 2000 to slow U.S. economic growth and head off higher inflation. As the Fed pushed short-term rates higher, yields on Treasury bills also climbed (and their prices fell). Yet they remained expensive compared to other types of money market securities. Among Treasury bills, those maturing in six months offered the most attractive yields on a relative basis. However, we limited our purchases of six-month Treasuries in order to minimize the Series' exposure to interest rate volatility.

Prudential Government Securities Trust   Short-Intermediate Term Series

INVESTMENT ADVISER'S REPORT

SHORT-INTERMEDIATE TERM SERIES
The Federal Reserve raised short-term interest rates on three separate occasions during our six-month review period ended May 31, 2000. In total, these moves increased the federal funds rate (the rate U.S. banks charge each other for overnight loans) by one percentage point to 6.50%. The central bank also increased the discount rate that member banks pay to borrow from the Federal Reserve system by the same amount, which lifted that rate to 6.00%.

The Fed repeatedly tightened monetary policy in order to slow strong U.S. economic growth, which threatened to boost inflationary pressures if left unchecked. The three rate hikes also forced yields on short- and intermediate-term bonds higher (and their prices lower), leading to modest returns for the Series during our review period.
For the six months, the Series' Class A shares slightly outperformed their benchmark Lipper Average.

Buyback plan stirred U.S. Treasury market
Besides the changes in monetary policy, the U.S. Treasury market was also affected by two important developments.
The U.S. Treasury Department announced that it planned to buy back up to $30 billion in Treasury securities by the end of 2000. This program was prompted by the growing federal budget surpluses that have reduced the need for government borrowing. The department also said it would cut back issuance of new five- and 10-year Treasury notes and 30-year Treasury bonds. The prospect of a decreased supply and an increased demand for Treasuries drove yields lower (and prices higher), especially among long-term Treasuries.

Prudential Government Securities Trust   Short-Intermediate Term Series

Semiannual Report   May 31, 2000

The combined effect of the Fed's rate hikes (pushing yields on short- and intermediate-term bonds higher) and the Treasury's buyback program (driving yields on long-term bonds lower) caused an inversion of the Treasury yield curve, which is a graph that depicts bond yields from the shortest to the longest maturities. Normally, investments with longer maturities provide higher yields in order to compensate for the greater risk associated with investing for a longer period of time. But on May 31, 2000, the two-year
Treasury yield stood at 6.67% compared to 6.00% on the 30-year Treasury bond yield.

We sold Treasuries and bought
mortgage-related securities

The declining supply of Treasuries helped that market to perform better than other U.S. fixed-income markets for the six months that ended on May 31, 2000. Prices of both mortgage-backed securities and federal agency securities lagged gains in the prices of Treasuries, which caused the difference between their yields and yields on Treasuries to increase significantly. We took advantage of this trend by selling Treasuries to buy mortgage-related investments. Specifically, we purchased collateralized mortgage obligations (CMOs) that were structured so that their cash flows would be less likely to be affected by prepayments on the underlying mortgages.

We also maintained a considerable exposure to 15-year
Fannie Mae mortgage pass-through securities. Together with our CMO holdings, mortgage-related investments accounted for 45% of the Series' total investments as of May 31, 2000-up from 27% at the beginning of our review period.
By contrast, Treasury holdings fell to 9% from 23%.

www.prudential.com                   (800) 225-1852

LOOKING AHEAD
While some signs of slower U.S. economic growth have emerged, we believe that more increases in short-term rates may be necessary later in the year to keep the resilient economy from overheating. However, the Fed may have less flexibility in timing any further moves this year due to the upcoming elections in November.

The potential for further rate hikes, combined with continued buybacks of longer-term Treasuries, may mean that the Treasury yield curve will remain inverted.
Meanwhile, we continue to find mortgage-backed securities and federal agency securities attractive because their yields are unusually high relative to yields on comparable Treasuries.

Prudential Government Securities Trust Fund Management Team

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of May 31, 2000 (Unaudited)

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Federal Farm Credit Bank  0.9%
$    5,000     5.85%, 12/1/00                                        $     4,994,025
-------------------------------------------------------------------------------------
Federal Home Loan Bank  47.3%
     5,000     5.35%, 6/8/00                                               4,999,931
     4,500     5.66%, 7/6/00                                               4,500,575
    12,000     6.325%, 7/12/00, F.R.N.                                    11,999,328
     2,650     5.48%, 7/13/00, F.R.N.                                      2,647,919
     7,000     5.875%, 9/7/00                                              6,999,194
     4,500     Zero Coupon, 9/15/00                                        4,426,303
    28,500     6.13%, 10/4/00, F.R.N.                                     28,493,306
    24,000     6.205%, 10/4/00, F.R.N.                                    23,996,369
     5,000     5.705%, 10/6/00                                             4,996,761
    15,000     6.593%, 10/6/00, F.R.N.                                    15,009,866
     7,000     5.915%, 10/13/00                                            6,997,745
    24,000     6.61%, 10/20/00, F.R.N.                                    23,993,528
     9,000     6.04%, 10/25/00                                             8,959,103
     1,500     5.965%, 12/1/00                                             1,498,853
     4,000     5.99%, 12/6/00                                              3,996,856
    23,000     6.36%, 3/16/01                                             22,991,241
     7,000     6.52%, 3/28/01                                              6,995,628
     7,000     6.625%, 4/6/01                                              6,994,607
    17,000     6.37%, 4/12/01, F.R.N.                                     17,000,000
    48,000     6.238%, 4/19/01, F.R.N.                                    47,979,251
    14,000     6.293%, 5/10/01, F.R.N.                                    13,993,422
                                                                     ---------------
                                                                         269,469,786
-------------------------------------------------------------------------------------
Federal National Mortgage Association  23.5%
     6,500     5.33%, 6/9/00                                               6,499,871
     1,700     8.90%, 6/12/00                                              1,701,405
     5,000     5.46%, 6/21/00                                              4,997,783
     3,000     6.03875%, 6/22/00, F.R.N.                                   2,999,764
     5,000     5.90%, 7/6/00                                               4,998,706
    14,500     6.485%, 8/9/00, F.R.N.                                     14,497,403
     7,000     5.80%, 8/17/00                                              6,998,597

    8                                      See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of May 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
$    3,000     5.93125%, 9/6/00, F.R.N.                              $     2,999,666
    24,000     6.84%, 9/18/00, F.R.N.                                     23,998,574
     3,000     5.97%, 10/2/00                                              3,000,558
     7,000     6.515%, 11/17/00, F.R.N.                                    6,996,477
    12,000     6.795%, 11/6/00, F.R.N.                                    11,995,351
    12,500     5.90%, 12/1/00                                             12,485,351
    26,300     6.47%, 2/16/01                                             26,249,155
     4,000     6.52%, 3/16/01                                              3,995,086
                                                                     ---------------
                                                                         134,413,747
-------------------------------------------------------------------------------------
Student Loan Marketing Association  7.9%
     4,000     5.129%, 6/30/00, F.R.N.                                     3,996,085
    24,000     6.68%, 10/04/00, F.R.N.                                    23,993,592
    12,000     6.845%, 10/27/00                                           11,998,787
     5,000     6.505%, 2/7/01                                              4,999,314
                                                                     ---------------
                                                                          44,987,778
-------------------------------------------------------------------------------------
Repurchase Agreements(a)  19.9%
    14,754     Joint Repurchase Agreement Account,
                6.31%, 5/31/00
                (cost $14,754,000; Note 5)                                14,754,000
    20,374     Morgan Stanley Dean Witter & Co., 6.40% dated
                5/25/00, due 6/1/00 in the amount of $20,402,976
                (cost $20,374,000; the value of the collateral
                including accrued interest was $20,924,664)               20,374,000
    24,993     Morgan Stanley Dean Witter & Co., 6.41% dated
                5/26/00, due 6/1/00 in the amount of $25,024,151
                (cost $24,993,000; the value of the collateral
                including accrued interest was $25,668,506)               24,993,000
     3,071     Morgan Stanley Dean Witter & Co., 6.48% dated
                5/30/00, due 6/1/00 in the amount of $3,072,106
                (cost $3,071,000; the value of the collateral
                including accrued interest was $3,154,002)                 3,071,000

    See Notes to Financial Statements                                      9

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of May 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
$   50,000     Salomon Smith Barney Inc., 6.48% dated 5/31/00, due
                6/1/00 in the amount of $50,063,000 (cost
                $50,000,000; the value of the collateral including
                accrued interest was $51,000,001)                    $    50,000,000
                                                                     ---------------
                                                                         113,192,000
                                                                     ---------------
               Total Investments  99.5%
                (amortized cost $567,057,336(b))                         567,057,336
               Other assets in excess of liabilities  0.5%                 3,123,213
                                                                     ---------------
               Net Assets  100%                                      $   570,180,549
                                                                     ---------------
                                                                     ---------------

------------------------------
F.R.N.--Floating Rate Note. The interest rate reflected is the rate in effect at May 31, 2000.
(a) Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
    10                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Portfolio of Investments as of May 31, 2000 (Unaudited)

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.3%
-------------------------------------------------------------------------------------
Asset-Backed  6.3%
               Capital One Master Trust
$    5,000(a)(b) 5.43%, Ser. 98-4 A, 1/15/07                         $     4,671,875
               Premier Auto Trust
     2,865(a)(b) 5.77%, Ser. 98-2 A3, 1/6/02                               2,858,276
                                                                     ---------------
                                                                           7,530,151
-------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Pass-Through Obligations  17.6%
               Federal Home Loan Mortgage Association
    19,000     6.50%, 12/1/99 I/O                                         18,038,030
       598(a)(b) 9.00%, 9/01/05 - 11/01/05                                   603,487
        51     7.375%, 3/01/06                                                50,158
     2,281(a)(b) 7.50%, 4/01/10 - 12/01/10                                 2,257,772
                                                                     ---------------
                                                                          20,949,447
-------------------------------------------------------------------------------------
U.S. Government Agency Obligation  37.2%
               Federal Home Loan Bank
    15,000(a)(b) 5.375%, 3/2/01                                           14,817,150
               Federal National Mortgage Association
    10,000(b)  5.50%, 10/12/01 I/O                                         9,770,300
    15,600(b)  5.625%, 5/14/04                                            14,649,336
     5,000(a)(b) 6.30%, 9/25/02                                            4,883,600
                                                                     ---------------
                                                                          44,120,386
-------------------------------------------------------------------------------------
U.S. Treasury Notes  8.8%
     8,480     6.75%, 5/15/05                                              8,554,200
     1,850(a)(b) 6.875%, 5/15/06                                           1,876,881
                                                                     ---------------
                                                                          10,431,081

    See Notes to Financial Statements                                     11

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Portfolio of Investments as of May 31, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations  27.4%
               Federal Home Loan Mortgage Corp.,
$   13,846(b)  5.75%, 4/15/10                                        $    13,391,344
     5,500     6.50%, 7/15/10                                              5,257,615
               Federal National Mortgage Association
     2,104     6.00%, 6/25/08                                              1,947,243
    12,162     7.00%, 1/18/24                                             11,929,743
                                                                     ---------------
                                                                          32,525,945
                                                                     ---------------
               Total long-term investments
                (cost $117,607,285)                                      115,557,010
                                                                     ---------------
SHORT-TERM INVESTMENTS  17.7%
-------------------------------------------------------------------------------------
Commercial Paper  4.0%
               Walmart Stores, Inc.
     4,700     6.52%, 6/13/00
                (cost $4,689,785)                                          4,689,785
-------------------------------------------------------------------------------------
Repurchase Agreement  13.7%
    16,294     Joint Repurchase Agreement Account
                6.31%, 6/1/00
                (cost $16,294,000; Note 5)                                16,294,000
                                                                     ---------------
               Total short-term investments
                (cost $20,983,785)                                        20,983,785
                                                                     ---------------
-------------------------------------------------------------------------------------
Total Investments  115.0%
               (amortized cost $138,591,071; Note 4)                     136,540,795
               Liabilities in excess of other assets  (15.0%)            (17,786,617)
                                                                     ---------------
               Net Assets  100%                                      $   118,754,178
                                                                     ---------------
                                                                     ---------------

------------------------------
I/O--Interest only.
(a) All or portion of securities segregated as collateral for dollar rolls.
(b) Mortgage dollar roll, see Note 1 and Note 4.
    12                                     See Notes to Financial Statements

     Prudential Government Securities
           Trust                         U.S. Treasury Money Market Series
             Portfolio of Investments as of May 31, 2000 (Unaudited)

Principal
Amount
(000)          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
United States Treasury Bills  30.1%
$   14,027     5.25%, 6/1/00                                         $    14,027,000
    54,085     5.35%, 6/8/00                                              54,027,360
    18,130     5.37%, 6/22/00                                             18,073,207
     5,726     5.41%, 6/22/00                                              5,707,930
                                                                     ---------------
                                                                          91,835,497
-------------------------------------------------------------------------------------
United States Treasury Notes  41.6%
     3,485     5.375%, 6/30/00                                             3,484,047
     7,395     6.00%, 8/15/00                                              7,404,085
     4,571     6.25%, 8/31/00                                              4,579,508
     1,020     4.50%, 9/30/00                                              1,016,374
     6,325     6.125%, 9/30/00                                             6,337,514
    23,025     4.00%, 10/31/00                                            22,847,026
    13,815     5.75%, 11/15/00                                            13,772,600
    22,792     4.625%, 11/30/00                                           22,647,631
    24,533     4.625%, 12/31/00                                           24,267,588
    15,000     5.50%, 12/31/00                                            14,901,311
     1,000     4.875%, 3/31/01                                               988,265
     5,000     5.00%, 4/30/01                                              4,942,766
                                                                     ---------------
                                                                         127,188,715
                                                                     ---------------
               Total Investments  71.7%
                (amortized cost $219,024,212(a))                         219,024,212
               Other assets in excess of liabilities  28.3%               86,415,658
                                                                     ---------------
               Net Assets  100%                                      $   305,439,870
                                                                     ---------------
                                                                     ---------------
------------------------------
(a) Federal income tax basis of Portfolio securities is the same as for financial reporting purposes.

    See Notes to Financial Statements                                     13

     Prudential Government Securities Trust     As of May 31, 2000 (Unaudited)
             Statement of Assets and Liabilities

                                                               Short-        U.S. Treasury
                                              Money         Intermediate         Money
                                          Market Series     Term Series      Market Series
-------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost
  $453,865,336, $138,591,071 and
  $219,024,212, respectively)             $ 453,865,336     $120,246,795      $ 219,024,212
Repurchase agreements, at value (cost
  $113,192,000, $16,294,000 and $0,
  respectively)                             113,192,000       16,294,000                 --
Cash                                            142,937          131,288                 --
Receivable for investments sold                      --        9,280,000         99,905,399
Interest receivable                           5,600,472          705,335          1,328,124
Receivable for Series shares sold             3,256,396          130,409          2,790,395
Deferred expenses and other assets               11,692            3,384              5,514
Securities lending income receivable                 --            1,119                 --
                                          -------------     ------------     --------------
      Total assets                          576,068,833      146,792,330        323,053,644
                                          -------------     ------------     --------------
LIABILITIES
Payable for investments purchased                    --       27,327,531         10,165,166
Payable for Series shares reacquired          4,889,315          276,896          6,742,418
Dividends payable                               679,412          155,100            344,501
Management fee payable                          196,158           40,407            108,642
Distribution fee payable                         31,809            9,347             18,389
Accrued expenses and other liabilities           91,590          217,933            234,658
Due to broker - variation margin                     --           10,938                 --
                                          -------------     ------------     --------------
      Total liabilities                       5,888,284       28,038,152         17,613,774
                                          -------------     ------------     --------------
NET ASSETS                                $ 570,180,549     $118,754,178      $ 305,439,870
                                          -------------     ------------     --------------
                                          -------------     ------------     --------------
Net assets were comprised of:
   Shares of beneficial interest, at
   par ($.01 per share)                   $   5,701,805     $    127,773      $   3,054,399
   Paid-in capital in excess of par         564,478,744      153,466,600        302,385,471
                                          -------------     ------------     --------------
                                            570,180,549      153,594,373        305,439,870
   Undistributed net investment income                           273,708                 --
   Accumulated net realized losses                   --     (33,083,940)                 --
   Net unrealized depreciation on
      investments                                    --      (2,029,963)                 --
                                          -------------     ------------     --------------
Net assets, May 31, 2000                  $ 570,180,549     $118,754,178      $ 305,439,870
                                          -------------     ------------     --------------
                                          -------------     ------------     --------------

    14                                     See Notes to Financial Statements

     Prudential Government Securities Trust     As of May 31, 2000 (Unaudited)
             Statement of Assets and Liabilities Cont'd.

                                                               Short-        U.S. Treasury
                                              Money         Intermediate         Money
                                          Market Series     Term Series      Market Series
-------------------------------------------------------------------------------------------------
Class A:
   Net asset value, offering price and
      redemption price per share
      ($540,042,825 / 540,042,825
      shares of beneficial interest
      issued and outstanding)                     $1.00
                                          -------------
                                          -------------
      ($111,596,668 / 12,010,223
      shares of beneficial interest
      issued and outstanding)                                      $9.29
                                                            ------------
                                                            ------------
      ($302,803,819 / 302,803,819
      shares of beneficial interest
      issued and outstanding)                                                         $1.00
                                                                             --------------
                                                                             --------------
Class Z:
   Net asset value, offering price and
      redemption price per share
      ($30,137,724 / 30,137,724 shares
      of beneficial interest issued
      and outstanding)                            $1.00
                                          -------------
                                          -------------
      ($7,157,510 / 767,031 shares of
      beneficial interest issued and
      outstanding)                                                 $9.33
                                                            ------------
                                                            ------------
      ($2,636,051 / 2,636,051 shares
      of beneficial interest issued
      and outstanding)                                                                $1.00
                                                                             --------------
                                                                             --------------

    See Notes to Financial Statements                                     15

     Prudential Government Securities Trust     Six Months Ended May 31, 2000
(Unaudited)
             Statement of Operations

                                                                  Short-        U.S. Treasury
                                                 Money         Intermediate         Money
                                             Market Series     Term Series      Market Series
----------------------------------------------------------------------------------------------------
Net Investment Income
Income
   Interest                                   $17,688,264      $  3,917,919      $  12,887,963
   Income from securities loaned, net                  --             1,111                 --
                                             -------------     ------------     --------------
                                               17,688,264         3,919,030         12,887,963
Expenses
   Management fee                               1,193,984           251,828            952,173
   Distribution fee--Class A                      352,495           110,771            296,171
   Transfer agent's fees and expenses             946,000           100,000            102,000
   Custodian's fees and expenses                   37,000            32,000              6,000
   Reports to shareholders                         35,000            31,000             10,000
   Audit fee and expenses                          12,000            17,000             13,000
   Legal fees and expenses                         15,000            17,000              7,000
   Registration fees                               63,000            10,000              3,000
   Trustees' fees and expenses                     10,000             6,000              6,800
   Insurance expenses                               6,000             1,000              2,000
   Miscellaneous                                    2,507             2,744              1,486
                                             -------------     ------------     --------------
      Total expenses                            2,672,986           579,343          1,399,630
                                             -------------     ------------     --------------
Net investment income                          15,015,278         3,339,687         11,488,333
                                             -------------     ------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                         16,963       (2,415,076)             27,431
   Financial futures contracts                         --            15,638                 --
                                             -------------     ------------     --------------
                                                   16,963       (2,399,438)             27,431
                                             -------------     ------------     --------------
Net change in unrealized
  appreciation/depreciation on:
   Investments                                         --           470,715                 --
   Financial futures contracts                         --             8,610                 --
                                             -------------     ------------     --------------
                                                       --           479,325                 --
                                             -------------     ------------     --------------
Net gain (loss) on investments                     16,963       (1,920,113)             27,431
                                             -------------     ------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  $15,032,241      $  1,419,574      $  11,515,764
                                             -------------     ------------     --------------
                                             -------------     ------------     --------------

    16                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                               Six Months Ended        Year Ended
                                                   May 31,            November 30,
                                                     2000                 1999
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                       $     15,015,278      $    26,611,013
   Net realized gain on investment
      transactions                                       16,963               22,795
                                               ----------------      ---------------
   Net increase in net assets resulting
      from operations                                15,032,241           26,633,808
                                               ----------------      ---------------
Dividends from net investment income (Note
  1):
   Class A                                          (14,187,892)         (25,186,601)
   Class Z                                             (844,349)          (1,447,207)
                                               ----------------      ---------------
                                                    (15,032,241)         (26,633,808)
                                               ----------------      ---------------
Series share transactions(a) (Note 6):
   Net proceeds from shares subscribed              649,256,700        1,745,594,547
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                      14,346,186           25,608,555
   Cost of shares reacquired                       (711,836,618)      (1,769,693,659)
                                               ----------------      ---------------
   Net increase (decrease) in net assets
      from Series share transactions                (48,233,732)           1,509,443
                                               ----------------      ---------------
Total increase (decrease)                           (48,233,732)           1,509,443
NET ASSETS
Beginning of period                                 618,414,281          616,904,838
                                               ----------------      ---------------
End of period                                  $    570,180,549      $   618,414,281
                                               ----------------      ---------------
                                               ----------------      ---------------
------------------------------
(a) At $1.00 per share.

    See Notes to Financial Statements                                     17

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months          Year Ended
                                                      Ended            November 30,
                                                   May 31, 2000            1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                           $  3,339,687        $  7,252,280
   Net realized loss on investment
      transactions                                  (2,399,438)         (1,548,861)
   Net change in unrealized appreciation
      (depreciation) of investments                     479,325         (3,950,179)
                                                 ----------------      ------------
   Net increase in net assets resulting from
      operations                                      1,419,574           1,753,240
                                                 ----------------      ------------
Dividends from net investment income (Note
  1):
   Class A                                          (2,880,476)         (6,943,757)
   Class Z                                            (185,503)           (453,682)
                                                 ----------------      ------------
                                                    (3,065,979)         (7,397,439)
                                                 ----------------      ------------
Series share transactions (Note 6):
   Net proceeds from shares subscribed               12,182,345          28,989,720
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   2,165,748           5,237,511
   Cost of shares reacquired                       (29,605,029)        (47,069,301)
                                                 ----------------      ------------
   Net decrease in net assets from Series
      share transactions                           (15,256,936)        (12,842,070)
                                                 ----------------      ------------
Total decrease                                     (16,903,341)        (18,486,269)
NET ASSETS
Beginning of period                                 135,657,519         154,143,788
                                                 ----------------      ------------
End of period(a)                                   $118,754,178        $135,657,519
                                                 ----------------      ------------
                                                 ----------------      ------------
------------------------------
(a) Includes undistributed net investment
    income of                                      $    273,708        $         --
                                                 ----------------      ------------

    18                                     See Notes to Financial Statements

     Prudential Government Securities
         Trust                           U.S. Treasury Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                               Six Months Ended        Year Ended
                                                   May 31,            November 30,
                                                     2000                 1999
------------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations:
   Net investment income                       $     11,488,333      $    15,742,063
   Net realized gain on investment
      transactions                                       27,431               92,022
                                               ----------------      ---------------
   Net increase in net assets resulting
      from operations                                11,515,764           15,834,085
                                               ----------------      ---------------
Dividends from net investment income (Note
  1):
   Class A                                         (11,460,144)         (15,751,617)
   Class Z                                             (55,620)             (82,468)
                                               ----------------      ---------------
                                                   (11,515,764)         (15,834,085)
                                               ----------------      ---------------
Series share transactions(a) (Note 6):
   Net proceeds from shares subscribed            2,259,057,975        3,016,500,664
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                     9,708,926           13,902,487
   Cost of shares reacquired                    (2,286,981,111)      (3,043,734,040)
                                               ----------------      ---------------
   Net decrease in net assets from Series
      share transactions                           (18,214,210)         (13,330,889)
                                               ----------------      ---------------
Total decrease                                     (18,214,210)         (13,330,889)
NET ASSETS
Beginning of period                                 323,654,080          336,984,969
                                               ----------------      ---------------
End of period                                  $    305,439,870      $   323,654,080
                                               ----------------      ---------------
                                               ----------------      ---------------
------------------------------
(a) At $1.00 per share.

    See Notes to Financial Statements                                     19

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited)
      Prudential Government Securities Trust (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series' investment objectives are high current income, the preservation of captial and maintenance of liquidity. The Fund consists of three series--the Money Market Series, the Short-Intermediate Term Series and the U.S. Treasury Money Market Series (each a 'Series'); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The Short-Intermediate Term Series seeks a high level of income consistent with providing reasonable safety by investing at least 65% of the Series' total assets in U.S. Government securities, including U.S. Treasury bills, notes, bonds and other debt securities, such as mortgage-related and asset-backed securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.
      Securities Valuations:    The Money Market Series and U.S. Treasury Money
Market Series value portfolio securities at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
      For the Short-Intermediate Term Series, the Trustees have authorized the use of an independent pricing service to determine valuations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or
    20

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      Financial Futures Contracts:    The Short-Intermediate Term Series may
enter into financial futures contracts which are agreements to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin'. Subsequent payments, known as 'variation margin', are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.
      The Short-Intermediate Term Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
      Securities Lending:    The Money Market Series and the Short-Intermediate
Term Series may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of the Series in an amount equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the Series continues to receive any dividend or interest paid on such securities. Each Series receives compensation net of rebates for lending securities in the form of fees or it retains a portion of interest on the investments of any cash received as collateral. In these transactions, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. Loans are subject to termination at the option of the borrower or the Series. Each Series may pay
                                                                          21

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. As a matter of fundamental policy each Series may not lend more than 30% of the value of its total assets.
      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Dollar Rolls:    The Short-Intermediate Term Series may enter into dollar
roll transactions in which the Series sells securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Short-Intermediate Term Series forgoes principal and interest paid on the securities. The Series is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Short-Intermediate Term Series maintains a segregated account, the dollar value of which is at least equal to its obligations in respect of dollar rolls.
      Dividends and Distributions:    The Money Market Series and U.S. Treasury
Money Market Series declare daily dividends from net investment income and net short-term capital gains and losses. Dividends are paid monthly.
      The Short-Intermediate Term Series declares dividends from net investment income daily; payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Federal Income Taxes:    For federal income tax purposes, each series of
the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
    22

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'), PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .40 of 1% of the average daily net assets of the Short-Intermediate Term Series and the U.S. Treasury Money Market Series. With respect to the Money Market Series, the management fee is payable as follows:
 .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series' average daily net assets. The Short-Intermediate Term Series' Class A Plan compensates PIMS at an annual rate of .25 of 1% of the lesser of (a) the aggregate sales of shares issued (not including reinvestment of dividends and distributions) on or after July 1, 1985 (the effective date of the plan) less the aggregate net asset value of any such shares redeemed, or (b) the average net asset value of the shares issued after the effective date of the plan.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an
                                                                          23

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended May 31, 2000, the Fund incurred fees of approximately $905,800, $91,400, and $99,300, respectively, for the Money Market Series, Short-Intermediate Term Series, and U.S. Treasury Money Market Series. As of May 31, 2000, approximately $153,400, $14,800, and $11,600 of such fees were due to PMFS, respectively, for the Money Market Series, Short-Intermediate Term Series, and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations includes certain out-of-pocket expenses paid to non-affiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities other than short-term investments, for the Short-Intermediate Term Series for the six months ended May 31, 2000 were $271,469,521 and $276,774,126, respectively.
      For the Short-Intermediate Term Series, the cost basis of investments for federal income tax purposes was $138,591,071 and, accordingly, as of May 31, 2000, net unrealized depreciation of investments for federal income tax purposes was $2,050,276 (gross unrealized appreciation $178,479; gross unrealized depreciation--$2,228,755).
      For federal income tax purposes, the Short-Intermediate Term Series has a capital loss carryforward as of November 30, 1999 of approximately $30,673,000 of which $3,746,000 expires in 2000, $7,594,000 expires in 2001, $12,125,000 expires in 2002, $448,000 expires in 2003, $1,933,000 expires in 2004,
$3,290,000 expires in 2005 and $1,537,000 expires in 2006. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.
      The average balance of dollar rolls outstanding during the six months ended May 31, 2000 was approximately $40,553,986 for the Short-Intermediate Term Series.
    24

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

The amount of dollar rolls outstanding at May 31, 2000 was $17,788,125 (principal $19,000,000), which was 12% of total assets.
      During the six months ended May 31, 2000, the Short-Intermediate Term Series entered into financial futures contracts. Details of open contracts at May 31, 2000 are as follows:

                                                  Value at       Value at
Number of                         Expiration       Trade         May 31,         Unrealized
Contracts           Type             Date           Date           2000         Appreciation
---------     ----------------    -----------    ----------     ----------     --------------
              Short Position:
               U.S. Treasury
    20              Note          June 2000      $1,959,375     $1,939,062        $ 20,313
                                                                               --------------
                                                                               --------------

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of May 31, 2000, the Money Market Series and the Short-Intermediate Term Series had a 1.71% and 1.88% undivided interest in the repurchase agreements in the joint account. This undivided interest represented $14,754,000 and $16,294,000 in principal amount. As of such date, the repurchase agreements in the joint account and the value of the collateral therefor were as follows:
      ABN AMRO Incorporated, 6.37%, in the principal amount of $110,000,000, repurchase price $110,019,464, due 6/1/00. The value of the collateral including accrued interest was $112,200,491.
      Bear, Stearns & Co. Inc., 6.37%, in the principal amount of $130,000,000, repurchase price $130,023,003, due 6/1/00. The value of the collateral including accrued interest was $133,856,194.
      Chase Securities Inc., 6.15%, in the principal amount of $114,985,000, repurchase price $115,004,643, due 6/1/00. The value of the collateral including accrued interest was $117,289,066.
      Credit Suisse First Boston Corp., 6.40%, in the principal amount of $90,000,000, repurchase price $90,016,000, due 6/1/00. The value of the collateral including accrued interest was $93,252,694.
      Salomon Smith Barney, Inc., 6.38%, in the principal amount of $220,000,000, repurchase price $220,038,989, due 6/1/00. The value of the
                                                                          25

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

collateral including accrued interest was $224,578,626.
      Warburg Dillon Read LLC, 6.20%, in the principal amount of $200,000,000, repurchase price $200,034,444, due 6/1/00. The value of the collateral including accrued interest was $204,004,940.

Note 6. Capital
The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.
      Transactions in shares and dollars of beneficial interest for the Money Market Series were as follows:

                                                       Six Months Ended      Year Ended
                                                           May 31,          November 30,
                                                             2000               1999
                                                       ----------------    --------------
Class A
----------------------------------------------------
Shares sold                                                 617,825,698     1,712,722,383
Shares issued in reinvestment of dividends and
  distributions                                              13,533,598        24,187,413
Shares reacquired                                          (668,184,770)   (1,750,045,596)
                                                       ----------------    --------------
Net decrease in shares outstanding                          (36,825,474)      (13,135,800)
                                                       ----------------    --------------
                                                       ----------------    --------------
Class Z
----------------------------------------------------
Shares sold                                                  31,431,002        32,872,164
Shares issued in reinvestment of dividends and
  distributions                                                 812,588         1,421,142
Shares reacquired                                           (43,651,848)      (19,648,063)
                                                       ----------------    --------------
Net increase (decrease) in shares outstanding               (11,408,258)       14,645,243
                                                       ----------------    --------------
                                                       ----------------    --------------

      Transactions in shares of beneficial interest for the Short-Intermediate Term Series were as follows:

Class A                                                     Shares            Amount
-----------------------------------------------------   --------------    --------------
Six months ended May 31, 2000:
Shares sold                                                    622,426    $    5,795,342
Shares issued in reinvestment of dividends                     212,489         1,980,510
Shares reacquired                                           (2,350,554)      (21,929,352)
                                                        --------------    --------------
Net decrease in shares outstanding                          (1,515,639)   $  (14,153,500)
                                                        --------------    --------------
                                                        --------------    --------------
Year Ended November 30, 1999:
Shares sold                                                  1,586,933    $   15,183,562
Shares issued in reinvestment of dividends                     500,676         4,786,911
Shares reacquired                                           (3,863,436)      (36,892,313)
                                                        --------------    --------------
Net decrease in shares outstanding                          (1,775,827)   $  (16,921,840)
                                                        --------------    --------------
                                                        --------------    --------------

    26

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                     Shares            Amount
-----------------------------------------------------   --------------    --------------
Six months ended May 31, 2000:
Shares sold                                                    681,654    $    6,387,003
Shares issued in reinvestment of dividends                      19,789           185,238
Shares reacquired                                             (818,974)       (7,675,677)
                                                        --------------    --------------
Net decrease in shares outstanding                            (117,531)   $   (1,103,436)
                                                        --------------    --------------
                                                        --------------    --------------
Year ended November 30, 1999:
Shares sold                                                  1,423,368    $   13,806,158
Shares issued in reinvestment of dividends                      47,015           450,600
Shares reacquired                                           (1,058,235)      (10,176,988)
                                                        --------------    --------------
Net increase in shares outstanding                             412,148    $    4,079,770
                                                        --------------    --------------
                                                        --------------    --------------

      Transactions in shares of beneficial interest for the U.S. Treasury Money Market Series were as follows:

                                                       Six Months Ended      Year Ended
                                                           May 31,          November 30,
                                                             2000               1999
                                                       ----------------    --------------
Class A
----------------------------------------------------
Shares sold                                               2,257,112,865     3,013,485,594
Shares issued in reinvestment of dividends and
  distributions                                               9,654,304        13,826,283
Shares reacquired                                        (2,285,604,013)   (3,042,655,971)
                                                       ----------------    --------------
Net decrease in shares outstanding                          (18,836,844)      (15,344,094)
                                                       ----------------    --------------
                                                       ----------------    --------------
Class Z
----------------------------------------------------
Shares sold                                                   1,945,110         3,015,070
Shares issued in reinvestment of dividends and
  distributions                                                  54,622            76,204
Shares reacquired                                            (1,377,098)       (1,078,069)
                                                       ----------------    --------------
Net increase in shares outstanding                              622,634         2,013,205
                                                       ----------------    --------------
                                                       ----------------    --------------

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gains                             0.025
Dividends and distributions                                             (0.025)
                                                                  ----------------   ---
Net asset value, end of period                                        $  1.000
                                                                  ----------------   ---
                                                                  ----------------   ---
TOTAL RETURN(a)                                                           2.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $540,043
Average net assets (000)                                              $563,992
Ratios to average net assets:
   Expenses, including distribution fees                                  0.91%(b)
   Expenses, excluding distribution fees                                  0.78%(b)
   Net investment income                                                  5.03%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Annualized.
    28                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
       0.042                0.048                0.048                0.046                0.052
      (0.042)              (0.048)              (0.048)              (0.046)              (0.052)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.31%                4.87%                4.87%                4.74%                5.20%
    $576,868             $590,004             $591,428             $552,123             $598,194
    $594,266             $589,649             $586,513             $589,147             $597,599
        0.90%                0.80%                0.77%                0.86%                0.78%
        0.77%                0.67%                0.65%                0.73%                0.65%
        4.23%                4.77%                4.77%                4.63%                5.15%

    See Notes to Financial Statements                                     29

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                         Class Z
                            ------------------------------------------------------------------
                            Six Months               Year Ended               March 1, 1996(b)
                              Ended                 November 30,                  Through
                             May 31,       ------------------------------       November 30,
                               2000         1999        1998        1997            1996
----------------------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
   beginning of period       $  1.000      $ 1.000     $ 1.000     $1.000          $1.000
Net investment income
   and capital gains            0.026        0.044       0.049      0.048           0.038
Dividends and
   distributions               (0.026)      (0.044)     (0.049)    (0.048)         (0.038)
                            ----------     -------     -------     ------         -------
Net asset value, end of
   period                    $  1.000      $ 1.000     $ 1.000     $1.000          $1.000
                            ----------     -------     -------     ------         -------
                            ----------     -------     -------     ------         -------
TOTAL RETURN(a)                  2.58%        4.44%       5.00%      5.03%           3.87%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
   period (000)              $ 30,138      $41,546     $26,901     $  581          $  204(c)
Average net assets
(000)                        $ 33,000      $32,984     $19,236     $  672          $1,962
Ratios to average net
   assets:
   Expenses                      0.78%(d)     0.77%       0.67%      0.65%           0.68%(d)
   Net investment
      income                     5.11%(d)     4.38%       4.89%      4.92%           4.68%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    30                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   9.41
                                                                  ----------------
Income from investment operations:
Net investment income                                                     0.25
Net realized and unrealized gain (loss) on investment
   transactions                                                          (0.14)
                                                                  ----------------
   Total from investment operations                                       0.11
                                                                  ----------------
Less distributions:
Dividends from net investment income                                     (0.23)
                                                                  ----------------
Net asset value, end of period                                        $   9.29
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           1.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $111,597
Average net assets (000)                                              $118,538
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.93%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.74%(b)
   Net investment income                                                  5.29%(b)
Portfolio turnover rate                                                    221%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Annualized.
    See Notes to Financial Statements                                     31

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $   9.77             $   9.74             $   9.70             $   9.74             $   9.17
----------------     ----------------     ----------------     ----------------     ----------------
        0.47                 0.51                 0.56                 0.51                 0.56
       (0.35)                0.06                   --                (0.01)                0.55
----------------     ----------------     ----------------     ----------------     ----------------
        0.12                 0.57                 0.56                 0.50                 1.11
----------------     ----------------     ----------------     ----------------     ----------------
       (0.48)               (0.54)               (0.52)               (0.54)               (0.54)
----------------     ----------------     ----------------     ----------------     ----------------
    $   9.41             $   9.77             $   9.74             $   9.70             $   9.74
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        1.26%                6.01%                5.96%                5.34%               12.37%
    $127,298             $149,508             $149,162             $185,235             $212,996
    $138,847             $155,680             $166,651             $186,567             $209,521
        0.92%                0.96%                0.97%                1.01%                0.95%
        0.73%                0.78%                0.77%                0.79%                0.75%
        4.90%                5.26%                5.76%                5.99%                5.82%
         304%                 155%                 210%                 132%                 217%

    32                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Short-Intermediate Term Series
             Financial Highlights (Unaudited) Cont'd.

                                                            Class Z
                                     ------------------------------------------------------
                                                                           February
                                                                              26,
                                                                            1997(b)
                                     Six Months        Year Ended           Through
                                       Ended          November 30,         November
                                      May 31,       -----------------         30,
                                        2000         1999       1998         1997
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                 $ 9.45       $ 9.81     $ 9.77       $  9.64
                                     ----------     ------     ------     -----------
Income from investment
operations:
Net investment income                    0.26         0.51       0.47          0.47
Net realized and unrealized gain
   (loss) on investment
   transactions                         (0.14)       (0.37)      0.13          0.07
                                     ----------     ------     ------     -----------
   Total from investment
      operations                         0.12         0.14       0.60          0.54
                                     ----------     ------     ------     -----------
Less distributions:
Dividends from net investment
income                                  (0.24)       (0.50)     (0.56)        (0.41)
                                     ----------     ------     ------     -----------
Net asset value, end of period         $ 9.33       $ 9.45     $ 9.81       $  9.77
                                     ----------     ------     ------     -----------
                                     ----------     ------     ------     -----------
TOTAL RETURN(a)                          1.22%        1.46%      6.31%         5.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $7,157       $8,360     $4,635       $   207(c)
Average net assets (000)               $7,376       $8,798     $3,631       $   202(c)
Ratios to average net assets:
   Expenses                              0.74%(d)     0.73%      0.78%         0.77%(d)
   Net investment income                 5.47%(d)     5.09%      5.36%         6.52%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one full year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    See Notes to Financial Statements                                     33

     Prudential Government Securities
         Trust                             U.S. Treasury Money Market Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and realized capital gains                         0.024
Dividends and distributions                                             (0.024)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           2.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $302,804
Average net assets (000)                                              $473,874
Ratios to average net assets:
   Expenses, including distribution fees                                   .59%(b)
   Expenses, excluding distribution fees                                   .46%(b)
   Net investment income                                                  4.83%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Annualized.
    34                                     See Notes to Financial Statements

     Prudential Government Securities
          Trust                           U.S. Treasury Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
       0.041                0.046                0.047                0.046                0.050
      (0.041)              (0.046)              (0.047)              (0.046)              (0.050)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.19%                4.66%                4.80%                4.75%                5.08%
    $321,641             $336,985             $432,784             $305,330             $339,334
    $383,772             $420,140             $402,634             $393,060             $345,369
        0.63%                0.63%                0.65%                0.63%                0.62%
        0.51%                0.51%                0.52%                0.51%                0.50%
        4.08%                4.57%                4.66%                4.57%                5.01%

    See Notes to Financial Statements                                     35

     Prudential Government Securities
          Trust                          U.S. Treasury Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                            Class Z
                                     ------------------------------------------------------
                                                                           February
                                                                              21,
                                                                            1997(b)
                                     Six Months        Year Ended           Through
                                       Ended          November 30,         November
                                      May 31,       -----------------         30,
                                        2000         1999       1998         1997
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period                              $1.000       $1.000     $1.000       $ 1.000
                                     ----------     ------     ------     -----------
Net investment income and
   realized capital gains               0.025        0.043      0.049         0.039
Dividends and distributions            (0.025)      (0.043)    (0.049)       (0.039)
                                     ----------     ------     ------     -----------
Net asset value, end of period         $1.000       $1.000     $1.000       $ 1.000
                                     ----------     ------     ------     -----------
                                     ----------     ------     ------     -----------
TOTAL RETURN(a)                          2.51%        4.37%      5.05%         3.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)        $2,636       $2,013     $  211(c)    $   205(c)
Average net assets (000)               $2,213       $1,942     $  209(c)    $   197(c)
Ratios to average net assets:
   Expenses                              0.46%(d)     0.51%      0.51%         0.52%(d)
   Net investment income                 5.02%(d)     4.19%      4.91%         3.89%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
    36                                     See Notes to Financial Statements
www.prudential.com                 (800) 225-1852

For More Information
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols
SERIES                      NASDAQ    CUSIP
Money Market      Class A   PBGXX   744342205
                  Class Z   PGZXX   744342403
Short-Int. Term   Class A   PBGVX   744342106
                  Class Z   PSHZX   744342601
U.S. Treasury     Class A   PUSXX   744342304
                  Class Z   PTZXX   744342502

The views expressed in this report and information about the Trust's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

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U.S. POSTAGE
PAID
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(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF100E2   Class A   Class Z
          744342205   744342403
          744342106   744342601
          744342304   744342502

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